Other income (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Gain on disposal of properties [Member]		Dec. 31, 2011 Gain on disposal of properties [Member]		Dec. 31, 2010 Gain on disposal of properties [Member]		Dec. 31, 2012 Gain On Disposal Of Land [Member]	Dec. 31, 2011 Gain On Disposal Of Land [Member]	Dec. 31, 2010 Gain On Disposal Of Land [Member]	Dec. 31, 2012 Investment Income And Other [Member]	Dec. 31, 2011 Investment Income And Other [Member]	Dec. 31, 2010 Investment Income And Other [Member]	Mar. 31, 2012 Bala Oakville [Member]	Aug. 31, 2011 IC RailMarineTerminal [Member]	Mar. 31, 2011 Lakeshore East [Member]	Mar. 31, 2010 Oakville Subdivision [Member]
Component Of Other Income And Expense Nonoperating [Line Items]
Other income	315	401	212	295	[1]	348	[1]	157	[1]	20	30	20	0	23	35
Gain on disposals of properties																281	60	288	152

[1]	2012 includes $281 million for the disposal of the Bala-Oakville, 2011 includes $60 million and $288 million for the disposal of substantially all of the assets of IC RailMarine and the Lakeshore East, respectively, and 2010 includes $152 million for the sale of a portion of the property known as the Oakville subdivision. See Note 4 - Properties.